Note 15 - Shareholders' Equity - Share Repurchases (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
2014 (in shares)	44,464	129,500	267,000
2014	$ 195,206	$ 543,420	$ 1,176,661